Discontinued operations - Disclosure of Information About Credit Quality of Neither Past Due Not Impaired Financial Assets Related to Discontinued Operations (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Fair value	€ 75,557	€ 160,187
Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Fair value	49,452
Credit rating general account investments, excluding reinsurance assets [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	12,556	46,823
Fair value	66,917	117,145
Credit rating general account investments, excluding reinsurance assets [member] | AAA [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	1,488	3,989
Fair value	12,404	28,476
Credit rating general account investments, excluding reinsurance assets [member] | AA [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	4,454	4,436
Fair value	4,277	12,197
Credit rating general account investments, excluding reinsurance assets [member] | A [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	3,818	3,481
Fair value	20,527	34,530
Credit rating general account investments, excluding reinsurance assets [member] | BBB [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	666	1,564
Fair value	19,653	29,866
Credit rating general account investments, excluding reinsurance assets [member] | BB [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	48	103
Fair value	1,505	2,015
Credit rating general account investments, excluding reinsurance assets [member] | B [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		18
Fair value	605	938
Credit rating general account investments, excluding reinsurance assets [member] | CCC or lower [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Fair value	449	473
Credit rating general account investments, excluding reinsurance assets [member] | Assets not rated [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	2,081	33,053
Fair value	5,235	6,474
Credit rating general account investments, excluding reinsurance assets [member] | Credit rating general account investments [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	12,556	46,644
Fair value	64,656	114,968
Credit rating general account investments, excluding reinsurance assets [member] | Financial assets past due and or impaired assets [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		178
Fair value	2,261	2,176
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		35,358
Fair value		35,000
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	35,917
Fair value	25,426
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		2,607
Fair value		11,832
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	2,623
Fair value	8,643
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		216
Fair value		6,474
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	253
Fair value	9,425
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		128
Fair value		10,636
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	233
Fair value	3,411
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		1,050
Fair value		4,458
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	1,025
Fair value	2,327
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		44
Fair value		127
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	3
Fair value	119
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | B [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Fair value		19
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | B [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Fair value	33
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | CCC or lower [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Fair value		19
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | CCC or lower [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Fair value	1
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		31,137
Fair value		1,418
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	31,552
Fair value	1,450
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		35,182
Fair value		34,983
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	35,688
Fair value	25,409
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost		176
Fair value		€ 17
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member] | Discontinued operations [member]
Disclosuer Of Information About Credit Quality Of Neither Past Due Nor Impaired Financial Assets Related to Discontinued Operations Explanatory [Line Items]
Amortized cost	229
Fair value	€ 17